Goodwill and Intangible Assets - Schedule of Intangible Assets Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Intangible Assets Amortization [Line Items]
Gross Carrying Amount	$ 457,980	$ 436,092
Accumulated Amortization	(141,438)	(113,435)
Net	316,542	322,657	$ 447,123
Customer relationships
Intangible Assets Amortization [Line Items]
Gross Carrying Amount	350,247	332,365
Accumulated Amortization	(101,360)	(79,364)
Net	$ 248,887	$ 253,001
Estimated Weighted- Average Remaining Useful Life	12 years	13 years
Contract backlog
Intangible Assets Amortization [Line Items]
Gross Carrying Amount	$ 19,260	$ 19,260
Accumulated Amortization	(19,260)	(18,727)
Net		$ 533
Estimated Weighted- Average Remaining Useful Life		1 year
Tradename
Intangible Assets Amortization [Line Items]
Gross Carrying Amount	45,828	$ 44,349
Accumulated Amortization	(11,232)	(8,368)
Net	$ 34,596	$ 35,981
Estimated Weighted- Average Remaining Useful Life	13 years	14 years
Technology
Intangible Assets Amortization [Line Items]
Gross Carrying Amount	$ 42,536	$ 40,012
Accumulated Amortization	(9,573)	(6,972)
Net	$ 32,963	$ 33,040
Estimated Weighted- Average Remaining Useful Life	13 years	14 years
Favorable lease
Intangible Assets Amortization [Line Items]
Gross Carrying Amount	$ 109	$ 106
Accumulated Amortization	(13)	(4)
Net	$ 96	$ 102
Estimated Weighted- Average Remaining Useful Life	10 years	11 years